Held for Sale and Discontinued Operations - Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement assets and liabilities [line items]
Beginning balance	[1]	€ 380,711	€ 380,711
Ending balance			301,581	€ 380,711	[1]
Beginning balance	[1]	369,777	369,777
Ending balance			292,026	369,777	[1]
Discontinued operations [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		106	106	(31)
Total gains /losses in income statement				(25)
Purchases		3		(559)
Sales		(19)		721
Transfers from levels I and II				1
Ending balance		90		106
Total unrealized gains and losses for the period recorded in the P&L for instruments held				(19)
Discontinued operations [member] | Recurring fair value measurement [member] | Investment contracts without DPF where the policyholder bears the risk [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		105	105	(33)
Total gains /losses in income statement				(23)
Purchases		3		(559)
Sales		(19)		721
Transfers from levels I and II				1
Ending balance		90		105
Total unrealized gains and losses for the period recorded in the P&L for instruments held				(18)
Discontinued operations [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		1	1	3
Total gains /losses in income statement		(1)		(2)
Ending balance				1
Total unrealized gains and losses for the period recorded in the P&L for instruments held		(1)		(2)
Discontinued operations [member] | Recurring fair value measurement [member] | FVPL [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		20,583	20,583	24,859
Total gains /losses in income statement		11		(4,415)
Purchases		1,312		1,473
Sales		(1,234)		(1,196)
Transfers from levels I and II				2
Transfers to levels I and II				(140)
Ending balance		20,672		20,583
Total unrealized gains and losses for the period recorded in the P&L for instruments held		11		(4,466)
Discontinued operations [member] | Recurring fair value measurement [member] | FVPL [member] | Shares [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		1,378	1,378	1,364
Total gains /losses in income statement		(17)		175
Purchases		190		190
Sales		(120)		(350)
Ending balance		1,431		1,378
Total unrealized gains and losses for the period recorded in the P&L for instruments held		(17)		123
Discontinued operations [member] | Recurring fair value measurement [member] | FVPL [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		98	98	196
Total gains /losses in income statement		1
Purchases				44
Sales		(45)		(3)
Transfers to levels I and II				(140)
Ending balance		53		98
Total unrealized gains and losses for the period recorded in the P&L for instruments held		1		(7)
Discontinued operations [member] | Recurring fair value measurement [member] | FVPL [member] | Loans [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		18,175	18,175	22,727
Total gains /losses in income statement		26		(4,529)
Purchases		965		1,802
Sales		(617)		(1,825)
Ending balance		18,549		18,175
Total unrealized gains and losses for the period recorded in the P&L for instruments held		26		(4,529)
Discontinued operations [member] | Recurring fair value measurement [member] | FVPL [member] | Investments where the policyholder bears the risk [member]
Changes in fair value measurement assets and liabilities [line items]
Beginning balance		932	€ 932	572
Total gains /losses in income statement		2		(62)
Purchases		157		(562)
Sales		(451)		982
Transfers from levels I and II				2
Ending balance		639		932
Total unrealized gains and losses for the period recorded in the P&L for instruments held		€ 2		€ (53)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.